OTHER ASSETS	3 Months Ended
Mar. 31, 2023
OTHER ASSETS
Other Assets

7. OTHER CURRENT ASSETS

Other assets consist of acquisition costs of players and security deposits. Acquisition costs of players are amortized on a straight-line basis over the players’ contract terms.